SUBSEQUENT EVENTS (Details) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended
	Sep. 05, 2023 vessel	Jul. 31, 2023 USD ($) vessel	Sep. 05, 2023 USD ($) vessel $ / shares shares	Jun. 30, 2023 vessel	Jun. 30, 2023 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Aug. 29, 2023 $ / shares	Jun. 30, 2021 vessel
Subsequent Event [Line Items]
Installments paid | $					$ 113,739	$ 13,727
Kamsarmax
Subsequent Event [Line Items]
Number of newbuildings acquired				4	4
Number of newbuildings under construction				6	6	10		10
Installments paid | $					$ 107,100
Subsequent Event
Subsequent Event [Line Items]
Dividends payable (in USD per share) | $ / shares							$ 0.10
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Treasury shares acquired | shares			125
Shares repurchased average price (in usd per share) | $ / shares			$ 7.3
Repurchase of shares | $			$ 900
Subsequent Event | Term Loan Facility of $40.0 Million
Subsequent Event [Line Items]
Debt instrument, face amount | $		$ 40,000
Loan term		7 years
Subsequent Event | Term Loan Facility of $40.0 Million | (SOFR) Secured Overnight Financing Rate
Subsequent Event [Line Items]
Variable interest rate, basis points		1.75%
Subsequent Event | Kamsarmax
Subsequent Event [Line Items]
Number of newbuildings acquired	6		6
Number of newbuildings under construction	10		10
Number of newbuildings delivered	2		2
Installments paid | $			$ 51,900
Subsequent Event | Kamsarmax | Term Loan Facility of $40.0 Million
Subsequent Event [Line Items]
Number of newbuildings acquired		2